Forward Purchase Agrement (Details) - USD ($)			2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2023	Nov. 02, 2023	Dec. 31, 2023	Nov. 14, 2023	Dec. 31, 2023	Dec. 31, 2022
Forward Purchase Agreements [Line Items]
Percentage of prepayment shortfall		100.00%
Dilutive offering divided (in Dollars per share)					$ 10
FPA Seller shares received (in Shares)	90,000		90,000		90,000
Purchase price, per share (in Dollars per share)	$ 10.95		$ 10.95		$ 10.95
Fair value of the prepayment	$ 6,067,094				$ 14,257,648
Fair value of the maturity consideration	$ 1,704,416
Change in fair value of forward purchase agreement
Successor [Member]
Forward Purchase Agreements [Line Items]
Change in fair value of forward purchase agreement			$ 3,268,581
Forward Purchase Agreement [Member]
Forward Purchase Agreements [Line Items]
Percentage of prepayment shortfall		0.50%
FPA Seller shares received (in Shares)	504,425		504,425		504,425
Purchase price					$ 545,356
Purchase price, per share (in Dollars per share)	$ 10.95		$ 10.95		$ 10.95
Fees and expenses					$ 1,004,736
Share price (in Dollars per share)	$ 3		$ 3		$ 3
Fair value of the prepayment					$ 6,066,324
Reset Price [Member]
Forward Purchase Agreements [Line Items]
Reset price (in Dollars per share)					$ 10
Recycled Shares [Member]
Forward Purchase Agreements [Line Items]
FPA Seller shares received (in Shares)	50,070		50,070		50,070